DOCUMENT AND ENTITY INFORMATION	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Ship Finance International LTD
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes